Note 11 - Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Condensed Financial Statements [Text Block]
Note 11:       Guarantor Financial Information

The Company’s subsidiaries guarantee the debt securities of the parent company. The Company’s subsidiaries are 100% owned except for the VIE described in Note 6; all subsidiaries except those in the non-guarantor column (which is the VIE) currently guarantee the debt securities. These guarantees are full and unconditional and on a joint and several basis. The following financial information presents condensed consolidating balance sheets, statements of operations, and statements of cash flows for the parent company, the Guarantor Subsidiaries, and the Non-Guarantor Subsidiaries, together with certain eliminations.

Media General, Inc.
Condensed Consolidating Balance Sheet
As of December 31, 2012
(In thousands)

	Media General	Guarantor	Non-Guarantor		Media General
	Corporate	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$36,414	$388	$-	$-	$36,802
Accounts receivable - net	-	58,486	-	-	58,486
Other	6,562	11,931	-	-	18,493
Assets of discontinued operations	-	670	-	-	670
Total current assets	42,976	71,475	-	-	114,451

Investment in and advances to subsidiaries	14,281	1,346,705	-	(1,360,986)	-
Intercompany note receivable	564,681	-	-	(564,681)	-
Other assets	38,469	6,795	198	-	45,462
Property, plant and equipment - net	19,647	146,458	-	-	166,105
FCC licenses and other intangibles - net	-	200,254	-	-	200,254
Excess of cost over fair value of net identifiable assets of acquired businesses	-	247,149	-	-	247,149
TOTAL ASSETS	$680,054	$2,018,836	$198	$(1,925,667)	$773,421

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$7,488	$4,181	$-	$-	$11,669
Accrued expenses and other liabilities	36,155	28,207	-	-	64,362
Liabilities of discontinued operations	-	467	-	-	467
Total current liabilities	43,643	32,855	-	-	76,498

Long-term debt	295,714	7	-	-	295,721
Long-term debt - related party	257,466	-	-	-	257,466
Intercompany loan	-	564,681	-	(564,681)	-
Retirement, postretirement and postemployment plans	242,309	-	-	-	242,309
Deferred income taxes	-	58,865	-	-	58,865
Other liabilities and deferred credits	15,567	2,442	777	-	18,786

Stockholders' equity (deficit):
Common stock	138,819	2,801	-	(2,801)	138,819
Additional paid-in capital	24,603	1,733,641	(1,977)	(1,733,243)	23,024
Accumulated other comprehensive loss	(219,656)	-	-	-	(219,656)
Retained earnings (accumulated deficit)	(118,411)	(376,456)	1,398	375,058	(118,411)
Total stockholders' equity (deficit)	(174,645)	1,359,986	(579)	(1,360,986)	(176,224)

TOTAL LIABILITIES & STOCKHOLDERS'
EQUITY (DEFICIT)	$680,054	$2,018,836	$198	$(1,925,667)	$773,421

Media General, Inc.
Condensed Consolidating Balance Sheet
As of December 25, 2011
(In thousands)

	Media General	Guarantor	Non-Guarantor		Media General
	Corporate	Subsidiaries	Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$21,674	$1,434	$-	$-	$23,108
Accounts receivable - net	-	58,587	-	-	58,587
Other	3,698	13,726	-	-	17,424
Assets of discontinued operations	-	331,784	-	-	331,784
Total current assets	25,372	405,531	-	-	430,903

Investment in and advances to subsidiaries	233,450	1,985,266	-	(2,218,716)	-
Intercompany note receivable	677,469	-	-	(677,469)	-
Other assets	19,694	8,378	205	-	28,277
Property, plant and equipment - net	25,813	151,008	-	-	176,821
FCC licenses and other intangibles - net	-	202,891	-	-	202,891
Excess of cost over fair value of net identifiable assets of acquired businesses	-	247,149	-	-	247,149
TOTAL ASSETS	$981,798	$3,000,223	$205	$(2,896,185)	$1,086,041

LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$11,390	$5,143	$-	$(6)	$16,527
Accrued expenses and other liabilities	33,430	13,042	-	-	46,472
Liabilities of discontinued operations	-	38,716	-	-	38,716
Total current liabilities	44,820	56,901	-	(6)	101,715

Long-term debt	658,199	-	-	-	658,199
Intercompany loan	-	677,469	-	(677,469)	-
Retirement, postretirement and postemployment plans	223,132	-	-	-	223,132
Deferred income taxes	-	45,954	-	-	45,954
Other liabilities and deferred credits	19,403	2,890	795	-	23,088

Stockholders' equity (deficit):
Common stock	115,487	4,872	-	(4,872)	115,487
Additional paid-in capital	31,002	2,435,790	(1,994)	(2,436,087)	28,711
Accumulated other comprehensive loss	(185,116)	-	-	-	(185,116)
Retained earnings (accumulated deficit)	74,871	(223,653)	1,404	222,249	74,871
Total stockholders' equity (deficit)	36,244	2,217,009	(590)	(2,218,710)	33,953

TOTAL LIABILITIES & STOCKHOLDERS' EQUITY (DEFICIT)	$981,798	$3,000,223	$205	$(2,896,185)	$1,086,041

Media General, Inc.
Condensed Consolidating Statements of Operations and Comprehensive Loss
Fiscal Year Ended December 31, 2012
(In thousands)

	Media General	Guarantor	Non-Guarantor		Media General
	Corporate	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Station revenue (less agency commissions)	$28,662	$359,880	$-	$(28,820)	$359,722

Operating costs:
Station production expenses	-	126,118	-	(122)	125,996
Station, selling, general, and administrative expenses	-	116,942	-	(28,707)	88,235
Corporate and other expenses	29,828	1,871	6	-	31,705
Depreciation and software amortization	2,547	19,875	-	-	22,422
Amortization of intangible assets	-	2,637	-	-	2,637
Loss (gain) related to fixed assets, net	1,374	688	-	-	2,062
Total operating costs	33,749	268,131	6	(28,829)	273,057

Operating income (loss)	(5,087)	91,749	(6)	9	86,665

Other income (expense):
Interest expense	(51,501)	(65)	-	-	(51,566)
Interest expense - related party	(26,468)	-	-	-	(26,468)
Debt modification and extinguishment costs	(35,415)	-	-	-	(35,415)
Intercompany interest income (expense)	77,348	(77,348)	-	-	-
Investment income (loss) - consolidated affiliates	(152,809)	-	-	152,809	-
Other, net	515	(57)	-	-	458
Total other income (expense)	(188,330)	(77,470)	-	152,809	(112,991)

Income (loss) from continuing operations before income taxes	(193,417)	14,279	(6)	152,818	(26,326)

Income tax expense	-	13,631	-	-	13,631

Income (loss) from continuing operations	(193,417)	648	(6)	152,818	(39,957)
Discontinued operations (net of tax):
Loss from discontinued operations	-	(11,261)	-	(9)	(11,270)
Loss related to divesture of discontinued operations	-	(142,190)	-	-	(142,190)

Net income (loss)	$(193,417)	$(152,803)	$(6)	$152,809	$(193,417)

Other comprehensive loss (net of tax)	(34,540)	-	-	-	(34,540)

Comprehensive income (loss)	$(227,957)	$(152,803)	$(6)	$152,809	$(227,957)

Media General, Inc.
Condensed Consolidating Statements of Operations and Comprehensive Loss
Fiscal Year Ended December 25, 2011
(In thousands)

	Media General	Guarantor	Non-Guarantor		Media General
	Corporate	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Station revenue (less agency commissions)	$30,669	$280,830	$-	$(30,888)	$280,611

Operating costs:
Station production expenses	-	111,614	-	(28)	111,586
Station, selling, general, and administrative expenses	-	111,332	-	(30,860)	80,472
Corporate and other expenses	31,467	2,297	(113)	-	33,651
Depreciation and software amortization	2,598	20,431	-	-	23,029
Amortization of intangible assets	-	5,253	-	-	5,253
Loss (gain) related to fixed assets, net	(342)	555	-	-	213
Total operating costs	33,723	251,482	(113)	(30,888)	254,204

Operating income (loss)	(3,054)	29,348	113	-	26,407

Other income (expense):
Interest expense	(64,358)	(45)	-	-	(64,403)
Intercompany interest income (expense)	66,459	(66,459)	-	-	-
Investment income (loss) - consolidated affiliates	(76,757)	-	-	76,757	-
Other, net	1,388	(107)	-	-	1,281
Total other income (expense)	(73,268)	(66,611)	-	76,757	(63,122)

Income (loss) from continuing operations before
income taxes	(76,322)	(37,263)	113	76,757	(36,715)

Income tax expense (benefit)	(2,000)	14,218	-	-	12,218

Income (loss) from continuing operations	(74,322)	(51,481)	113	76,757	(48,933)
Discontinued operations (net of tax):
Loss from discontinued operations	-	(25,389)	-	-	(25,389)

Net income (loss)	$(74,322)	$(76,870)	$113	$76,757	$(74,322)

Other comprehensive loss (net of tax)	(58,317)	-	-	-	(58,317)

Comprehensive income (loss)	$(132,639)	$(76,870)	$113	$76,757	$(132,639)

Media General, Inc.
Condensed Consolidating Statements of Operations and Comprehensive Loss
Fiscal Year Ended December 26, 2010
(In thousands)

	Media General	Guarantor	Non-Guarantor		Media General
	Corporate	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Station revenue (less agency commissions)	$32,356	$409,603	$-	$(137,161)	$304,798

Operating costs:
Station production expenses	-	118,354	-	(312)	118,042
Station, selling, general, and administrative expenses	-	217,982	-	(136,860)	81,122
Corporate and other expenses	33,395	2,412	(233)	-	35,574
Depreciation and software amortization	2,255	20,985	-	-	23,240
Amortization of intangible assets	-	5,253	-	-	5,253
Loss (gain) related to fixed assets, net	(442)	453	-	-	11
Total operating costs	35,208	365,439	(233)	(137,172)	263,242

Operating income (loss)	(2,852)	44,164	233	11	41,556

Other income (expense):
Interest expense	(65,570)	(27)	-	-	(65,597)
Debt modification and extinguishment costs	(5,450)	-	-	-	(5,450)
Intercompany interest income (expense)	54,659	(54,659)	-	-	-
Investment income (loss) - consolidated affiliates	(7,071)	-	-	7,071	-
Other, net	1,023	(34)	-	-	989
Total other income (expense)	(22,409)	(54,720)	-	7,071	(70,058)

Income (loss) from continuing operations before income taxes	(25,261)	(10,556)	233	7,082	(28,502)

Income tax expense (benefit)	(1,667)	11,710	-	-	10,043

Income (loss) from continuing operations	(23,594)	(22,266)	233	7,082	(38,545)
Discontinued operations (net of tax):
Loss from discontinued operations	956	14,965	-	(14)	15,907

Net income (loss)	$(22,638)	$(7,301)	$233	$7,068	$(22,638)

Other comprehensive loss (net of tax)	(9,096)	-	-	-	(9,096)

Comprehensive income (loss)	$(31,734)	$(7,301)	$233	$7,068	$(31,734)

Media General, Inc.
Condensed Consolidating Statements of Cash Flows
Fiscal Year Ended December 31, 2012
(In thousands)

	Media General	Guarantor	Non-Guarantor		Media General
	Corporate	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities:
Net cash (used) provided by operating activities	$(90,932)	$127,338	$(17)	$-	$36,389

Cash flows from investing activities:
Capital expenditures	(1,393)	(16,493)	-	-	(17,886)
Collateral deposit related to letters of credit	(4,830)	-	-		(4,830)
Net proceeds from sales of discontinued operations	135,642	-	-	-	135,642
Net change in intercompany note receivable	112,788	-	-	(112,788)	-
Other, net	894	906	-	-	1,800
Net cash provided (used) by investing activities	243,101	(15,587)	-	(112,788)	114,726

Cash flows from financing activities:
Increase in borrowings	13,000	-	-	-	13,000
Repayment of borrowings	(377,298)	-	-	-	(377,298)
Increase in related party borrowings	382,500	-	-	-	382,500
Repayment of related party borrowings	(126,963)	-	-	-	(126,963)
Debt issuance costs	(28,868)	-	-		(28,868)
Net change in intercompany loan	-	(112,788)	-	112,788	-
Other, net	200	(9)	17	-	208
Net cash provided (used) by financing activities	(137,429)	(112,797)	17	112,788	(137,421)

Net increase (decrease) in cash and cash equivalents	14,740	(1,046)	-	-	13,694
Cash and cash equivalents at beginning of year	21,674	1,434	-	-	23,108
Cash and cash equivalents at end of period	$36,414	$388	$-	$-	$36,802

Media General, Inc.
Condensed Consolidating Statements of Cash Flows
Fiscal Year Ended December 25, 2011
(In thousands)

	Media General	Guarantor	Non-Guarantor		Media General
	Corporate	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities:
Net cash provided by operating activities	$3,402	$13,173	$88	$-	$16,663

Cash flows from investing activities:
Capital expenditures	(1,772)	(17,281)	-	-	(19,053)
Net change in intercompany note receivable	(4,204)	-	-	4,204	-
Other, net	74	374	-	-	448
Net cash (used) provided by investing activities	(5,902)	(16,907)	-	4,204	(18,605)

Cash flows from financing activities:
Increase in borrowings	112,500	-	-	-	112,500
Repayment of borrowings	(118,786)	-	-	-	(118,786)
Net change in intercompany loan	-	4,204	-	(4,204)	-
Other, net	(433)	(3)	(88)	-	(524)
Net cash (used) provided by financing activities	(6,719)	4,201	(88)	(4,204)	(6,810)

Net (decrease) increase in cash and cash equivalents	(9,219)	467	-	-	(8,752)
Cash and cash equivalents at beginning of year	30,893	967	-	-	31,860
Cash and cash equivalents at end of period	$21,674	$1,434	$-	$-	$23,108

Media General, Inc.
Condensed Consolidating Statements of Cash Flows
Fiscal Year Ended December 26, 2010
(In thousands)

	Media General	Guarantor	Non-Guarantor		Media General
	Corporate	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash flows from operating activities:
Net cash (used) provided by operating activities	$(7,063)	$92,782	$(13)	$-	$85,706

Cash flows from investing activities:
Capital expenditures	(1,489)	(24,993)	-	-	(26,482)
Net change in intercompany note receivable	68,954	-	-	(68,954)	-
Other, net	73	619	-	-	692
Net cash provided (used) by investing activities	67,538	(24,374)	-	(68,954)	(25,790)

Cash flows from financing activities:
Increase in borrowings	134,156	-	-	-	134,156
Repayment of borrowings	(476,625)	(28)	-	-	(476,653)
Proceeds from issuance of senior notes	293,070	-	-	-	293,070
Debt issuance costs	(12,078)	-	-		(12,078)
Net change in intercompany loan	-	(68,954)	-	68,954	-
Other, net	204	-	13	-	217
Net cash (used) provided by financing activities	(61,273)	(68,982)	13	68,954	(61,288)

Net decrease in cash and cash equivalents	(798)	(574)	-	-	(1,372)
Cash and cash equivalents at beginning of year	31,691	1,541	-	-	33,232
Cash and cash equivalents at end of period	$30,893	$967	$-	$-	$31,860